Accumulated retained earnings - Legal reserve (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Legal reserve
Percentage of annual net profit required to be transferred to the legal reserve	10.00%
Percentage of share capital required to be maintained in the legal reserve before annual transfers can be discontinued	20.00%
Minimum percentage of increased share capital required to be maintained in the legal reserve if reserves are used to increase capital	10.00%
Transfer of share premium to Legal reserve	€ 38	$ 10	$ 154